INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

8. INCOME TAXES

The Company was incorporated in the Cayman Islands and is not subject to tax in this jurisdiction.

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiary domiciled in Hong Kong has applied a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK$2 million of profits of corporations is 8.25%, while profits above that amount is subject to the tax rate of 16.5%.

The Company’s subsidiaries are registered in the PRC as foreign invested enterprises. Under the Laws of the People’s Republic of China on Enterprise Income Tax (the “EIT Law”) which are effective January 1, 2008, the statutory enterprise income tax rate is 25%.

Xinjiang Daqo is a foreign-invested enterprise established on February 22, 2011 located in Shihezi Economic Development Area in Xinjiang Autonomous Region. Inner Mongolia Daqo New Energy is a subsidiary of Xinjiang Daqo established on October 25, 2021 located in Baotou in Inner Mongolia Autonomous Region. According to Announcement [2020] No.23 of the Ministry of Finance, State Taxation Administration and National Development and Reform Commission, Xinjiang Daqo and Inner Mongolia Daqo New Energy were established in western China and meets certain requirements under the announcement and therefore is entitled to a preferential tax rate of 15% until December 31, 2030. During the years ended December 31, 2023 and 2024, Xinjiang Daqo, Inner Mongolia Daqo New Energy and Inner Mongolia Daqo Semiconductor Co., Ltd. were entitled to a preferential tax rate of 15%. Other PRC subsidiaries are subject to statutory rate of 25%.

Under the current EIT Law and implementation regulations issued by the PRC State Council, an income tax rate of 10% is applicable to interest and dividends payable to investors that are “non-resident enterprises”, which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, to the extent such interest or dividends have their sources within the PRC. In accordance with applicable accounting principles of ASC 740-30, a deferred tax liability shall be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis of an investment in a foreign subsidiary, except for the indefinite reinvestment exception. Before Xinjiang Daqo’s IPO in China in 2021, the Company determined that the undistributed earnings of Xinjiang Daqo had been and would be indefinitely reinvested, and no deferred tax liability was recognized on the undistributed earnings of Xinjiang Daqo. Upon the completion of Xinjiang Daqo’s IPO in 2021, Xinjiang Daqo’s dividends distribution policy was changed to be that, its accumulated dividends distributed in cash in the recent three years shall not be less than 30% of its average annual distributable profits in the past three years, to be in compliance with the PRC listing rules. That means, no less than 10% of its annual attributable profit shall be distributed during the three years since 2021. The Company recorded liabilities for withholding income tax based on an estimate that 40.24%, 15.50% of distributable profit from Xinjiang Daqo and its subsidiaries (“PRC listed group”) for the years ended December 31, 2022 and 2023, and the remaining distributable profit will be indefinitely reinvested in the PRC. Because the PRC listed group incurred loss for the year ended December 31, 2024, there was no withholding income tax recorded.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended for five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2024 the Group’s PRC subsidiaries were subject to examination of the PRC tax authorities. The Company classifies interest and penalties associated with taxes as income tax expense. Such charges were immaterial for the years ended December 31, 2022, 2023 and 2024, respectively.

Income (loss) before income taxes from the PRC was $3,352.2 million, $974.3 million and ($447.1) million for the years ended December 31, 2022, 2023 and 2024, respectively. Loss before income taxes from outside the PRC was $295.3 million, $155.8 million and $71.0 million for the years ended December 31, 2022, 2023 and 2024, respectively.

Income tax expense (benefit) comprise:

	Year ended December 31,
	2022	2023	2024
Current tax expenses	$500,743	$157,701	$13,203
Deferred tax expenses	76,504	7,887	(83,110)
Total	$577,247	$165,588	$(69,907)

The principal components of deferred income tax assets and liabilities are as follows:

	December 31,
	2023	2024
Deferred tax assets:
Long-lived assets depreciation	$3,540	$4,748
Long-lived assets impairment	—	33,818
Inventory write - down	76	11,098
Allowance for expected credit loss	—	2,670
Donation expenses	66	63
Net operating loss carried forward	2,940	38,010
Sub-total	$6,622	$90,407
Valuation allowance	(1,238)	(3,678)
Total deferred tax assets	$5,384	$86,729

Deferred tax liabilities:
Long-lived assets depreciation	$(2,522)	$(2,133)
Difference in basis of buildings	(570)	(544)
Dividend withholding tax	(9,020)	—
Total deferred tax liabilities	$(12,112)	$(2,677)
Deferred tax assets, net	3,422	84,596
Deferred tax liabilities, net	$(10,150)	$(544)

The changes of valuation allowance from continuing operation are as follows:

	Year ended December 31,
	2022	2023	2024
Beginning balance	$816	$1,060	$1,238
Addition	316	209	2,511
Foreign exchange effect	(72)	(31)	(71)
Ending Balance	$1,060	$1,238	$3,678

The Group uses the asset and liability method to record related deferred tax assets and liabilities. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgement and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group provided a full valuation allowance for the deferred tax assets relating to its PRC subsidiaries from continuing operation other than Xinjiang Daqo and Inner Mongolia Daqo New Energy as of December 31, 2022, 2023 and 2024 in the amount of $1.1 million, $1.2 million and $3.7 million, respectively, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not. The Group also provided a full valuation allowance for the deferred tax assets relating to Chongqing Daqo’s historical operation amounted to $19.2 million, $18.7 million and $4.9 million as of December 31, 2022, 2023 and 2024, respectively.

The effective income tax rate from continuing operation is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2022	2023	2024
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of subsidiaries	(10)%	(11)%	(10)%
Effect of different reversal rate	—	—	2%
Changes in valuation allowance	—	—	(1)%
Different tax rate in other jurisdictions	1%	5%	(3)%
Dividend withholding tax	3%	1%	—
Effective tax rate	19%	20%	13%

Xinjiang Daqo, Inner Mongolia Daqo New Energy and Inner Mongolia Daqo Semiconductor Co., Ltd. enjoy the preferential tax rate of 15% until December 31, 2030 if the requirements of Western (Region) Development Enterprise are satisfied. The impact of the preferential tax rates decreased income taxes by $300.4 million, $92.0 million and $50.4 million for the years of 2022, 2023 and 2024, respectively. The benefit on net income per share was $0.77, $0.28 and $0.15 for the years of 2022, 2023 and 2024, respectively.